Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt discount		$ 0	$ 12,962
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued			0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares, issued	6,094,644	4,021,935	4,622,789
Common stock, shares, outstanding	6,094,644	4,021,935	4,622,789
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		5,500,000	5,500,000
Preferred stock, shares issued		73,449	0
Preferred stock, shares outstanding		73,449	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,500,000	5,500,000
Preferred stock, shares issued	73,449	73,449
Preferred stock, shares outstanding	73,449	73,449
Related Party [Member]
Debt discount		$ 0	$ 1,584